Stock Options and Restricted Stock Units ("RSU's")	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Options
Stock Options and Restricted Stock Units ("RSU's")

11)    Stock Options and Restricted Stock Units (“RSU’s”)

The Company established the 2020 Omnibus Incentive Compensation plan (the “2020 Plan”) which provides for the grants of awards to our directors, officers, employees, and consultants. The 2020 Plan authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, restricted stock units and other stock-based awards and cash-based awards. As of September 30, 2021, there were 1,213,301 shares authorized, and 0 shares available for issuance, under the 2020 Plan.

Upon the consummation of the Mergers as disclosed in Note 1, Neurotrope options issued and outstanding as of December 1, 2020, were converted into equivalent options to purchase stocks of Petros common stock and restricted stock units were adjusted to give effect to the Exchange Ratio set forth in the Merger Agreement. The following is a summary of stock options for the nine months ended September 30, 2021:

			Weighted-Average
		Weighted-	Remaining	Aggregate Intrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding and exercisable on December 31, 2020	574,331	$51.43	0.9	$—
Options granted	638,970	3.37	9.18	—
Less: options and RSU’s forfeited	—	—	—	—
Less: options and RSU’s expired/cancelled	—	—	—	—
Less: options and RSU’s exercised	—	—	—	—
Options and RSU’s outstanding at September 30, 2021	1,213,301	26.57	5.08	—
Options and RSU’s exercisable at September 30, 2021	852,166	35.77	3.32	—

Upon the consummation of the Mergers as disclosed in Note 1, the vesting of former Neurotrope stock options in accordance with their terms was accelerated due to a change in control pursuant to the terms of the Neurotrope, Inc. 2013 Equity Incentive Plan and the Neurotrope, Inc. 2017 Equity Incentive Plan. Pursuant to the change in control, Neurotrope extended the period to exercise the stock options to be one-year from the closing of the Mergers. Accordingly, the Company did not record any stock-based compensation expense in connection with these stock options during the period from December 1, 2020, through December 31, 2020.

On February 19, 2021, Fady Boctor, the President and Chief Commercial Officer of the Company, was granted an option to purchase 215,669 shares of the Company’s common stock at an exercise price of $3.74 per share. The option vested 50% as of February 19, 2021, the date of grant, and the remainder shall vest in equal installments on the first and second anniversary thereof.

On April 8, 2021, in connection with the Directors’ appointment to the Board upon the Company becoming an independent publicly traded company on December 1, 2020, the Company awarded each of the five Directors an initial grant of options (the “Initial Grant”) to purchase 50,000 shares of common stock of the Company at an exercise price of $3.18 per share. The shares of common stock underlying the options vested 25% on the date of grant, 25% shall vest upon the six-month anniversary of the date of grant and the remainder shall vest in equal installments over the following four fiscal quarters. On April 23, 2021, Tania King, an employee of Juggernaut Capital Partners LLP, pursuant to her contract, received $72,000 of RSUs when the closing stock price was $3.09 per share, or 23,301 RSUs granted with cliff vesting of 100% in one year. In addition, on April 8, 2021, the Company granted to five directors an additional 93,802 RSUs, valued at $296,000, contingent upon the shareholders approving an increase in the Plan.

On May 11, 2021, the Company granted to certain officers of the Company options to purchase 150,000 shares of common stock of the Company at an exercise price or $3.21 per share. The shares of common stock underlying the options vested 30% on the date of grant, 30% shall vest upon the one year anniversary of the date of the grant, and the remainder shall vest upon the two year anniversary of the date of the grant. As of September 30, 2021, the plan is short of shares to cover all the May 11, 2021, option grants by 134,955 shares, and the grantees have agreed to not exercise such options until the Company notifies them there are shares available to cover such option exercises.

11)    Stock Options

The Company established the 2020 Omnibus Incentive Compensation plan (the “2020 Plan”) which provides for the grants of awards to our directors, officers, employees, and consultants. The 2020 Plan authorizes the grant of incentive stock options, nonqualified stock options, stock appreciation rights, stock awards, stock units and other stock-based awards and cash-based awards. As of December 31, 2020, there were 1,078,346 shares authorized and 504,015 shares available for issuance under the 2020 Plan.

Upon the consummation of the Mergers as disclosed in Note 1, Neurotrope options issued and outstanding as of December 1, 2020 were converted into equivalent options to purchase stocks of Petros common stock and were adjusted to give effect to the Exchange Ratio set forth in the Merger Agreement. The following is a summary of stock options for the period from December 1, 2020 through December 31, 2020:

Weighted-Average
		Weighted-	Remaining	Aggregate Instrinsic
	Number of	Average	Contractual	Value
	Shares	Exercise Price	Term (Years)	($ in thousands)
Options outstanding at December 1, 2020	574,331	$51.43	0.9	$—
Options granted	—	—	—	—
Less: options forfeited	—	—	—	—
Less: options expired/cancelled	—	—	—	—
Less: options exercised	—	—	—	—
Options outstanding at December 31, 2020	574,331	$51.43	0.9	$—
Options exercisable at December 31, 2020	574,331	$51.43	0.9	$—

Upon the consummation of the Mergers as disclosed in Note 1, the vesting of former Neurotrope stock options in accordance with their terms was accelerated due to a change in control pursuant to the terms of the Neurotrope, Inc. 2013 Equity Incentive Plan and the Neurotrope, Inc. 2017 Equity Incentive Plan. Pursuant to the change in control, Neurotrope extended the period to exercise the stock options to be one-year from the closing of the Mergers. Accordingly, the Company did not record any stock-based compensation expense in connection with these stock options.

On February 19, 2021, Fady Boctor, the President and Chief Commercial Officer of the Company, was granted an option to purchase 215,669 shares of the Company’s common stock at an exercise price of $3.74 per share. The option vested 50% as of February 19, 2021, the date of grant, and the remainder shall vest in equal installments on the first and second anniversary thereof.